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                        SUPPLEMENT DATED JUNE 13, 2000 TO

                        PROSPECTUS DATED MAY 1, 2000 FOR

      CORPORATE FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                    ISSUED BY

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                                   THROUGH ITS

                       NATIONWIDE VL SEPARATE ACCOUNT - A

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. THE SECTION ENTITLED "THE FIXED ACCOUNT" ON PAGE 14 IN THE PROSPECTUS IS AMENDED AS FOLLOWS:

         The guaranteed rate for any premiums will be effective for not less than twelve months. For policies issued prior to June 13, 2000, Nationwide guarantees that the rate will not be less than 4.0% per year. For policies issued on or after June 13, 2000, Nationwide guarantees that the rate will not be less than 3.0% per year.

         Any interest in excess of the guaranteed minimum interest rate will be credited to fixed account allocations at Nationwide's sole discretion. The policy owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee for any given year.

2. THE SECTION ENTITLED "POLICY CHARGES -- SALES LOAD" ON PAGE 15 IN THE PROSPECTUS IS AMENDED AS FOLLOWS:

         The last sentence of the first paragraph reading "The target premium is located on the policy data page" is deleted.

3. THE SECTION ENTITLED "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" ON PAGE 8 IN THE PROSPECTUS IS AMENDED AS FOLLOWS:


                         UNDERLYING MUTUAL FUND ANNUAL EXPENSES
    (as a percentage of underlying mutual fund net assets, after expense reimbursement)
---------------------------------------------------------------------------------------------
                                           MANAGEMENT                    12B-1  TOTAL MUTUAL
                                              FEES      OTHER EXPENSES   FEES   FUND EXPENSES
---------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology
Portfolio: Service Shares                     0.65%          0.13%       0.25%      1.03%
---------------------------------------------------------------------------------------------
Janus Aspen Series - International
Growth Portfolio: Service Shares              0.65%          0.11%       0.25%      1.01%
---------------------------------------------------------------------------------------------

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